As filed with the Securities and Exchange Commission on June 28, 1996
================================================================================

                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                      FORM 11-K

                    FOR ANNUAL REPORTS OF EMPLOYEE STOCK PURCHASE,
              SAVINGS AND SIMILAR PLANS PURSUANT TO SECTION 15(D) OF THE
                           SECURITIES EXCHANGE ACT OF 1934


(Mark One)

[x] ANNUAL REPORT PURSUANT TO SECTION 15(d) OF THE SECURITIES EXCHANGE ACT OF 1934 [FEE REQUIRED]

For the fiscal year ended December 31, 1995

                                          OR

[ ] TRANSITION REPORT PURSUANT TO SECTION 15(d) OF THE SECURITIES EXCHANGE ACT OF 1934 [NO FEE REQUIRED]

For the transition period from _________________ to __________________

Commission file number: 1-9044

     A. Full title of the plan and the address of the plan, if different from that of the issuer named below:

                 DUKE REALTY PROFIT SHARING AND SALARY DEFERRAL PLAN

     B. Name of issuer of the securities held pursuant to the plan and the address of its principal executive office:

                            DUKE REALTY INVESTMENTS, INC.
                          8888 KEYSTONE CROSSING, SUITE 1200
                             INDIANAPOLIS, INDIANA 46240

                              DUKE REALTY PROFIT SHARING
                               AND SALARY DEFERRAL PLAN

                              Financial Statements with
                                Supplemental Schedules

                              December 31, 1995 and 1994



                     (With Independent Auditors' Report Thereon)

                              DUKE REALTY PROFIT SHARING
                               AND SALARY DEFERRAL PLAN

                              December 31, 1995 and 1994

                                        Index

                                                                            Page
                                                                            ----
Independent Auditors' Report                                                  1

Financial Statements:

     Statements of Net Assets Available for Plan Benefits                     2

     Statements of Changes in Net Assets Available for Plan Benefits          3

     Notes to Financial Statements                                         4-10

                                                                        Schedule
                                                                        --------

Schedule of Assets Held for Investments Purposes                              1

Schedule of Reportable Transactions                                           2

INDEPENDENT AUDITORS' REPORT
- - - - ----------------------------

The Employee Benefits Committee
DUKE REALTY PROFIT SHARING AND SALARY DEFERRAL PLAN:

We have audited the accompanying statements of net assets available for plan benefits of Duke Realty Profit Sharing and Salary Deferral Plan as of December 31, 1995 and 1994, and the related statements of changes in net assets available for plan benefits for the years then ended. These financial statements are the responsibility of the Plan's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the net assets available for plan benefits of Duke Realty Profit Sharing and Salary Deferral Plan as of December 31, 1995 and 1994, and the changes in net assets available for plan benefits for the years then ended, in conformity with generally accepted accounting principles.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The supplemental schedules of assets held for investment purposes and reportable transactions are presented for the purpose of additional analysis and are not a required part of the basic financial statements but are supplementary information required by the Department of Labor's Rules and Regulations for Reporting and Disclosure
under the Employee Retirement Income Security Act of 1974.   The supplemental
schedules have been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, are fairly stated in all material respects in relation to the basic financial statements taken as a whole.



KPMG Peat Marwick LLP
Indianapolis, Indiana
June 28, 1996

                 DUKE REALTY PROFIT SHARING AND SALARY DEFERRAL PLAN

                 Statements of Net Assets Available for Plan Benefits

                              December 31, 1995 and 1994

                                                 1995           1994
                                                 ----           ----

Assets held by Trustee:
 Investments, at market value:
   Collective trust                         $   902,492     $1,411,464
   Mutual funds                               6,256,990      3,837,336
   Common stock                               2,395,518      1,318,356
   Loans                                        161,010              -
   Insurance cash surrender value                     -         77,064

 Cash held for investment                           519        208,949

Contributions receivable:
   Participants                                  65,538         63,421
   Employer                                      34,393        224,184
                                              ---------      ---------


   NET ASSETS AVAILABLE FOR PLAN BENEFITS    $9,816,460     $7,140,774
                                              ---------      ---------
                                              ---------      ---------


See accompanying notes to financial statements.

                 DUKE REALTY PROFIT SHARING AND SALARY DEFERRAL PLAN

           Statements of Changes in Net Assets Available for Plan Benefits

                        Years Ended December 31, 1995 and 1994


                                                1995           1994
                                                ----           ----
Additions to net assets:
   Contributions:
      Participants' salary deferral          $  712,307     $  554,741
      Employer matching of salary deferral      236,752        119,708
      Participants'  rollover                    71,531         57,723
      Contributions receivable                   99,931        287,605
                                              ---------      ---------
                                              1,120,521      1,019,777
                                              ---------      ---------

   Investment income:
      Net appreciation in fair value of
       investments                            1,066,047         97,796
      Interest and dividends                    754,102        254,520
      Increase in insurance cash
       surrender value                           12,156         20,916
                                              ---------      ---------
                                              1,832,305        373,232
                                              ---------      ---------
      Total additions                         2,952,826      1,393,009
                                              ---------      ---------


Deductions from net assets:
   Benefits paid to participants                256,292        556,615
   Life insurance premium payments               12,838         24,377
   Administrative expenses                        8,010          9,295
                                              ---------      ---------
      Total deductions                          277,140        590,287
                                              ---------      ---------

      Net increase                            2,675,686        802,722

Net assets available for plan benefits:
      Beginning of year                       7,140,774      6,338,052
                                              ---------      ---------

      End of year                            $9,816,460     $7,140,774
                                              ---------      ---------
                                              ---------      ---------


See accompanying notes to financial statements.

                 DUKE REALTY PROFIT SHARING AND SALARY DEFERRAL PLAN

                            Notes to Financial Statements

(1)  DESCRIPTION OF PLAN

     The following description of the Duke Realty Profit Sharing and Salary Deferral Plan (the Plan) provides only general information. Participants should refer to the Plan agreement for a more complete description of the Plan's provisions.

     GENERAL

     The Plan is a defined contribution plan sponsored by Duke Realty Services Limited Partnership and predecessor companies (the Employer) covering all full-time employees who have completed one-half year of service as defined by the Plan and are age 21 years or older. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA).

     CONTRIBUTIONS

     Eligible participants may elect to defer a percentage of their compensation to be contributed to their Employee Deferral Account. Each year the Employee Benefits Committee (the Committee) fixes the minimum and maximum percent that may be contributed, not to exceed 15% of the participants' compensation for each plan year subject to limitations imposed by the Internal Revenue Service. The Employer matches participant contributions annually up to a maximum of the greater of $500 or 2% of total compensation. The Employer matching contribution is limited to the participant's first $150,000 of compensation, and the contribution is invested in the common stock of Duke Realty Investments, Inc., the parent of the general partner of the Employer.

     The Employer may also make discretionary contributions of a portion of its profits to the Plan to be invested in the common stock of Duke Realty Investments, Inc. The Employer made a profit sharing contribution of $120,000 in 1994.

     PARTICIPANTS ACCOUNTS

     Each participant's account is credited with the participant's contribution, the Employer matching contribution, allocations of the Employer's profit sharing contribution (when applicable), Plan earnings, and forfeitures of terminated participants' non-vested accounts upon the distribution of the vested portion of their accounts. The benefit to which a participant is entitled is the benefit that can be provided from the participant's account.


                                                                       Continued
                                         -4-

                 DUKE REALTY PROFIT SHARING AND SALARY DEFERRAL PLAN

                            Notes to Financial Statements

     VESTING

     Participants are immediately vested in elective salary reduction contributions, Employer matching contributions and the actual earnings thereon. Vesting in both the profit sharing contribution and forfeiture allocation and the earnings thereon is based upon the years of service of the participant. A year of service means a plan year in which the participant completes at least 1,000 hours of service. A participant becomes 20% vested after three years of service and vests an additional 20% for each year of service thereafter and is 100% vested after seven years of service.

     BENEFITS

     When a distribution is made upon termination of service or retirement, a participant's vested account balance is to be distributed in a lump-sum payment within 60 days after completion of the Plan valuation date for the period in which the event giving rise to the distribution occurred.

     FORFEITURES

     Participants who terminate employment and receive distribution of the vested portion of their profit sharing account forfeit any non-vested portion of their account. These forfeitures are allocated to other participants in the same manner as the profit sharing contributions.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENT VALUATION

     Mutual fund and common stock investments are stated at fair market value as determined by quoted market prices. The collective trust investment is stated at fair market value as reported by the trustee. The amount recorded as loans approximates fair value because the interest rates charged approximate current market rates.

     ADMINISTRATIVE EXPENSES

     Trustee fees are paid by the Plan as incurred. Other expenses of the Plan are paid directly by the Employer.



                                                                       Continued
                                         -5-

                 DUKE REALTY PROFIT SHARING AND SALARY DEFERRAL PLAN

                            Notes to Financial Statements

     TAX STATUS

     The Plan has received a favorable determination letter from the Internal Revenue Service that the Plan qualifies under Section 401(a) of the Internal Revenue Code and is exempt from federal income taxes under the provision of Section 501(a).

     As a general rule, participant salary reduction contributions and employer contributions are not taxable to a participant until distributed from the Plan.

     RECLASSIFICATION

     Certain 1994 amounts have been reclassified in order to confirm with the current year presentation.

(3)  PLAN TERMINATION

     Although it has not expressed any intent to do so, the Employer has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of Plan termination, participants will become 100% vested in their accounts.

(4)  INVESTMENTS

     The Employee Benefit Committee of Duke Realty Services Limited Partnership served as trustee during 1994, and on January 1, 1995, Merrill Lynch Trust Company was established as the new trustee. Investments at fair market value at December 31, 1995 and 1994, include the following:


                                                                       Continued
                                         -6-

                 DUKE REALTY PROFIT SHARING AND SALARY DEFERRAL PLAN

                            Notes to Financial Statements

(4)  INVESTMENTS (continued)



                                                               1995           1994
                                                            ----------     ----------

      Collective trust:

         Merrill Lynch Retirement Preservation Trust        $  902,492     $1,411,464
                                                            ----------     ----------
                                                            ----------     ----------

      Mutual funds:

         AIM Constellation Fund                                599,745         22,622
         AIM Limited Maturity Treasury Shares Fund              42,981          -
         Merrill Lynch Capital Fund, Inc. Class B Shares         -          3,748,834
         Merrill Lynch Capital Fund, Inc. Class D Shares     4,551,280          -
         Merrill Lynch Growth Fund Class B Shares                -             29,617
         Merrill Lynch Growth Fund Class D Shares              703,175          -
         The Bond Fund of America                                -              4,568
         EuroPacific Growth Fund                                 -             31,695
         Templeton Foreign Fund                                359,809          -
                                                             ---------      ---------

                                                             6,256,990      3,837,336
                                                             ---------      ---------
                                                             ---------      ---------

      Common stock:

         Duke Realty Investments, Inc.                       2,395,518      1,318,356
                                                             ---------      ---------
                                                             ---------      ---------


(5) CASH HELD FOR INVESTMENT

    Cash held for investment primarily represents contributions received by Merrill Lynch, but not yet invested in the respective funds. The cash held for investment is maintained in an interest bearing account until it is transferred into the appropriate directed fund.

(6) LOANS

    Beginning in March of 1995 the Committee authorized the Trustee to make loans to participants. Participant loan withdrawals are limited to the lesser of $50,000 or 50% of the participants vested account balance. Under terms of the loan agreement loans must be payable in not more than five years, unless used to acquire a principal residence. Interest rates are fixed at the commercial lending rates.


                                                                       Continued
                                         -7-

DUKE REALTY PROFIT SHARING AND SALARY DEFERRAL PLAN

Notes to Financial Statements

(7) BENEFITS PAYABLE

    At December 31, 1995, benefits payable to participants amounted to $50,441.

(8) RECONCILIATION BETWEEN FINANCIAL STATEMENTS AND FORM 5500

    At December 31, 1995, net assets available for plan benefits reported in the financial statements were greater than reported on Form 5500 by $50,441 which resulted from Form 5500 including a liability for benefits payable.


                                                                       Continued
                                         -8-

               DUKE REALTY PROFIT SHARING AND SALARY DEFERRAL PLAN

                          Notes to Financial Statements


(9)  NET ASSETS BY FUND

     Net assets of the Plan by fund as of December 31, 1995 follow:

                                 AIM              AIM      Capital Fund,   Capital Fund,     Growth         Growth        The Bond
                             Constellation      Limited     Inc. Class      Inc. Class     Fund Class     Fund Class       Fund of
                                 Fund        Maturity Fund   B Shares        D Shares       B Shares       D Shares        America
                             -------------------------------------------------------------------------------------------------------
Investments held by Trustee
  Collective trust            $        -              -              -              -              -              -              -
  Mutual funds                   599,745         42,981              -      4,551,280              -        703,175              -
  Common stock                         -              -              -              -              -              -              -
  Loans                                -              -              -              -              -              -              -
  Cash held for investment             -              -              -              -              -              -              -
                             -------------------------------------------------------------------------------------------------------
                                 599,745         42,981              -      4,551,280              -        703,175              -
Contributions receivable          14,406          1,963              -         10,747              -         15,043              -
                             -------------------------------------------------------------------------------------------------------
  Net assets available for
    plan benefits             $  614,151         44,944              -      4,562,027              -        718,218              -
                             -------------------------------------------------------------------------------------------------------
                             -------------------------------------------------------------------------------------------------------
                              Euro Pacific     Templeton    Insurance                      Retirement
                                 Growth         Foreign       Stock        Cash Surrender Preservation       Loan
                                  Fund           Fund          Fund            Value         Trust           Fund          Total
                             ------------------------------------------------------------------------------------------------------
Investments held by Trustee
  Collective trust                     -              -              -              -        902,492              -        902,492
  Mutual funds                         -        359,809              -              -              -              -      6,256,990
  Common stock                         -              -      2,395,518              -              -              -      2,395,518
  Loans                                -              -              -              -              -        161,010        161,010
  Cash held for investment             -              -              -              -            519              -            519
                             -------------------------------------------------------------------------------------------------------
                                       -        359,809      2,395,518              -        903,011        161,010      9,716,529
Contributions receivable               -          9,511         44,481              -          3,780              -         99,931
                             -------------------------------------------------------------------------------------------------------
  Net assets available for
    plan benefits                      -        369,320      2,439,999              -        906,791        161,010      9,816,460
                             -------------------------------------------------------------------------------------------------------
                             -------------------------------------------------------------------------------------------------------

  NET ASSETS OF THE PLAN BY FUND AS OF DECEMBER 31, 1994 FOLLOW:

                                 AIM              AIM      Capital Fund,   Capital Fund,     Growth         Growth        The Bond
                             Constellation      Limited     Inc. Class      Inc. Class     Fund Class     Fund Class       Fund of
                                 Fund        Maturity Fund   B Shares        D Shares       B Shares       D Shares        America
                             -------------------------------------------------------------------------------------------------------
Investments held by Trustee
  Collective trust            $        -              -              -              -              -              -              -
  Mutual funds                    22,622              -      3,748,834              -         29,617              -          4,568
  Common stock                         -              -              -              -              -              -              -
  Insurance cash
    surrender value                    -              -              -              -              -              -              -
  Cash held for investment        12,174              -        162,422              -          9,095              -          1,651
                             -------------------------------------------------------------------------------------------------------
                                  34,796              -      3,911,256              -         38,712              -          6,219

Contributions receivable          13,616              -          7,835              -         12,077              -          2,005
                             -------------------------------------------------------------------------------------------------------
  Net assets available for
    plan benefits             $   48,412              -      3,919,091              -         50,789              -          8,224
                             -------------------------------------------------------------------------------------------------------
                             -------------------------------------------------------------------------------------------------------
                              Euro Pacific     Templeton    Insurance                      Retirement
                                 Growth         Foreign       Stock        Cash Surrender Preservation       Loan
                                  Fund           Fund          Fund            Value         Trust           Fund          Total
                             ------------------------------------------------------------------------------------------------------
Investments held by Trustee
  Collective trust                     -              -              -              -      1,411,464              -      1,411,464
  Mutual funds                    31,695              -              -              -              -              -      3,837,336
  Common stock                         -              -      1,318,356              -              -              -      1,318,356
  Insurance cash
    surrender value                    -              -              -         77,064              -              -         77,064
  Cash held for investment        18,464              -          5,143              -              -              -        208,949
                             -------------------------------------------------------------------------------------------------------
                                  50,159              -      1,323,499         77,064      1,411,464              -      6,853,169

Contributions receivable          16,838              -        230,283              -          4,951              -        287,605
                             -------------------------------------------------------------------------------------------------------
  Net assets available for
    plan benefits                 66,997              -      1,553,782         77,064      1,416,415              -      7,140,774
                             -------------------------------------------------------------------------------------------------------
                             -------------------------------------------------------------------------------------------------------

               DUKE REALTY PROFIT SHARING AND SALARY DEFERRAL PLAN

                          Notes to Financial Statements



(10) INVESTMENT FUND CHANGES
     A summary of changes in plan assets by fund for the year ended December 31, 1995 follows:

                                 AIM              AIM      Capital Fund,   Capital Fund,     Growth         Growth        The Bond
                             Constellation      Limited     Inc. Class      Inc. Class     Fund Class     Fund Class       Fund of
                                 Fund        Maturity Fund   B Shares        D Shares       B Shares       D Shares        America
                             -------------------------------------------------------------------------------------------------------
Plan assets at
  December 31, 1994           $   48,412              -      3,919,091              -         50,789              -          8,224

Additions:
  Participants' salary
    deferrals                    151,126          4,751         76,684         27,328        113,492         36,192         15,215
  Employer matching                    -              -              -              -              -              -              -
  Participants' rollover          20,957          1,265          1,290          2,337          9,742          4,656          1,480
  Loan repayments                  1,004              -            785              -          1,420              -            293
  Insurance cash
    surrender value                    -              -              -              -              -              -              -
  Interest and dividends          13,615            213        113,725        359,257            166         60,951            688
  Net appreciation
    (depreciation) in fair
    value of investments          94,140            240        433,409        337,020         10,268          2,195            559
  Contribution receivable         14,406          1,963              -         10,747              -         15,043              -
                             -------------------------------------------------------------------------------------------------------
  Total additions                295,248          8,432        625,893        736,689        135,088        119,037         18,235
                             -------------------------------------------------------------------------------------------------------
Deductions:
  Benefits paid
    to participants              (3,471)              -      (131,357)       (29,132)        (3,442)           (96)        (1,078)
  Administrative expenses              -              -              -        (1,946)              -              -          (177)
  Loans                          (1,832)              -       (79,981)              -        (4,408)              -          (409)
  Life insurance premiums              -              -              -              -              -              -              -
                             -------------------------------------------------------------------------------------------------------
  Total deductions               (5,303)              -      (211,338)       (31,078)        (7,850)           (96)        (1,664)

Transfers between funds          275,794         36,512    (4,333,646)      3,856,416      (178,027)        599,277       (24,795)
                             -------------------------------------------------------------------------------------------------------
Plan assets at
  December 31, 1995           $  614,151         44,944              -      4,562,027              -        718,218              -
                             -------------------------------------------------------------------------------------------------------
                             -------------------------------------------------------------------------------------------------------
                              Euro Pacific     Templeton    Insurance                      Retirement
                                 Growth         Foreign       Stock        Cash Surrender Preservation       Loan
                                  Fund           Fund          Fund            Value         Trust           Fund          Total
                             ------------------------------------------------------------------------------------------------------
Plan assets at
  December 31, 1994               66,997              -      1,553,782         77,064      1,416,415              -      7,140,774

Additions:
  Participants' salary
    deferrals                    111,287         23,894         88,653         12,838         50,847              -        712,307
  Employer matching                    -              -        236,752              -              -              -        236,752
  Participants' rollover           3,585            304         23,438              -          2,477              -         71,531
  Loan repayments                    568              -          1,132              -            461        (5,663)              -
  Insurance cash
    surrender value                    -              -              -         12,156              -              -         12,156
  Interest and dividends             610         14,601        126,289              -         61,814          2,173        754,102
  Net appreciation
    (depreciation) in fair
    value of investments          12,980       (19,243)        194,479              -              -              -      1,066,047
  Contribution receivable              -          9,511         44,481              -          3,780              -         99,931
                             -------------------------------------------------------------------------------------------------------
  Total additions                129,030         29,067        715,224         24,994        119,379        (3,490)      2,952,826
                             -------------------------------------------------------------------------------------------------------
Deductions:
  Benefits paid
    to participants              (3,292)          (167)       (62,003)              -       (22,254)              -      (256,292)
  Administrative expenses        (1,605)              -        (4,282)              -              -              -        (8,010)
  Loans                          (1,662)              -       (51,246)              -       (24,962)        164,500              -
  Life insurance premiums              -              -              -       (12,838)              -              -       (12,838)
                             -------------------------------------------------------------------------------------------------------
  Total deductions               (6,559)          (167)      (117,531)       (12,838)       (47,216)        164,500      (277,140)

Transfers between funds        (189,468)        340,420        288,524       (89,220)      (581,787)              -              -
                             -------------------------------------------------------------------------------------------------------
Plan assets at
  December 31, 1995                    -        369,320      2,439,999              -        906,791        161,010      9,816,460
                             -------------------------------------------------------------------------------------------------------
                             -------------------------------------------------------------------------------------------------------

                                                                      Schedule 1
                                                                      ----------
                 DUKE REALTY PROFIT SHARING AND SALARY DEFERRAL PLAN

              Item 27a - Schedule of Assets Held for Investment Purposes

                                  December 31, 1995



Identity                          Description of Investment               Shares       Cost        Current Value
- - - - -----------------------------------------------------------------------------------------------------------------

Collective trust:
*     Merrill Lynch               Retirement Preservation Trust           902,492    $  902,492     $  902,492
                                                                          -------    ----------     ----------
                                                                          -------    ----------     ----------

Mutual funds:
*     Merrill Lynch               Capital Fund, Inc. Class D Shares       149,076     4,261,624      4,551,280

*     Merrill Lynch               Growth Fund Class D Shares               32,315       701,000        703,175

      AIM Family of Funds         AIM Limited Maturity Fund                 4,260        42,744         42,981

      AIM Family of Funds         AIM Equity Constellation Fund            26,644       575,538        599,745

      Templeton Family of Funds   Templeton Foreign Fund                   39,195       379,062        359,809
                                                                          -------     ---------      ---------

                                                                          251,490     5,959,968      6,256,990
                                                                          -------     ---------      ---------
                                                                          -------     ---------      ---------

Common stock:
*     Duke Realty
       Investments, Inc.          Common stock                             76,351     2,004,943      2,395,518
                                                                          -------     ---------      ---------
                                                                          -------     ---------      ---------

Loans:
*     N/A                         Participant Loans                          -          161,010        161,010
                                                                          -------     ---------      ---------
                                                                          -------     ---------      ---------


                                                                      Schedule 2
                                                                      ----------
                 DUKE REALTY PROFIT SHARING AND SALARY DEFERRAL PLAN

                    Item 27d- Schedule of Reportable Transactions

                             Year Ended December 31, 1995



                                                                                                               Current
                   Description                                                                                 Value on
                       of                        Purchase    Selling      Lease     Expense      Cost of      Transaction    Gain/
Identity of Issue     Asset            Fund       Price       Price       Rental    Incurred      Asset          Date       (Loss)
- - - - -----------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch      Common Stocks  Capital Fund,  $     -     $4,728,755       -          -      $4,511,790   $4,728,755   $216,965
                    and Bonds      Inc. Class
                    B Shares

Merrill Lynch      Common Stocks  Capital Fund,   4,728,755        -          -          -       4,728,755         -          -
                    and Bonds      Inc. Class
                    D Shares

Merrill Lynch      Common Stocks  Capital Fund,     360,186        -          -          -         360,186         -          -
                    and Bonds      Inc. Class
                    D Shares

Series of
- - - - ---------
 Transactions
- - - - -------------
 of the Same
- - - - ------------
 Issue:
- - - - -------

AIM Family         Common Stocks  AIM               430,229        -           -         -         430,229         -          -
 of Funds           and Bonds      Constellation

Merrill Lynch      Common Stocks  Capital Fund,     587,532        -           -         -         587,532         -          -
                    and Bonds      Inc. Class
                                   B Shares

Merrill Lynch      Common Stocks  Capital Fund,        -        811,151        -         -         843,604      811,151     32,453
                    and Bonds      Inc. Class
                    D Shares

Merrill Lynch      Common Stocks  Growth Fund       582,658        -           -         -         582,658         -          -
                    and Bonds      Class D
                                   Shares

Merrill Lynch      Common Stocks  Stock Fund      1,014,996        -           -         -       1,014,996         -          -


                                      SIGNATURES



    THE PLAN. Pursuant to the requirements of the Securities Exchange Act of 1934, the trustees (or other persons who administer the employee benefit plan) have duly caused this annual report to be signed on its behalf by the undersigned hereunto duly authorized.

                 DUKE REALTY PROFIT SHARING AND SALARY DEFERRAL PLAN



Date:    June 28, 1996                           /s/ Dennis D. Oklak
                                                 ---------------------
                                                 Dennis D. Oklak
                                                 Plan Administrator

The Board of Directors
DUKE REALTY INVESTMENTS, INC.:


We consent to incorporation by reference in the registration statement (No. 33-55727) on Form S-8 of Duke Realty Investments, Inc. of our report dated June 28, 1996, relating to the statements of net assets available for plan benefits of Duke Realty Profit Sharing and Salary Deferral Plan as of December 31, 1995 and 1994, and the related statements of changes in net assets available for plan benefits for the years then ended, and the related supplemental schedules of assets held for investment purposes and reportable transactions, which report appears in the December 31, 1995, annual report on Form 11-K of Duke Realty Profit Sharing and Salary Deferral Plan.



KPMG Peat Marwick LLP
Indianapolis, Indiana
June 28, 1996